2:

4:
5:

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549


FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
June 30, 2000

Check here if Amendment	[	]	Amendment Number:
This Amendment	:	[	]	is a restatement
			[	]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Nevis Capital Management, Inc.
1119 Saint Paul St.
Baltimore  MD  21202


13F File Number:		28-5688


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

David R. Wilmerding, III
President
(410) 385-2645

David R. Wilmerding, III		Baltimore, Maryland		August 11, 2000


Report Type:

[     X	]	13F HOLDINGS REPORT

[	]	13F NOTICE

[	]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
 BY THE SECURITIES EXCHANGE
ACT OF 1934.
61:

FORM 13F   SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	1,447,637

74:

FORM 13F INFORMATION TABLE


"Nevis Capital Management, Inc."
FORM 13F
"June 30, 2000"


			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------

Agile	COM	00846X105	10462	148000	SH		Sole			148000
American Tower	COM	029912201	166363	3990721	SH		Sole			3990721
Ariba Inc.	COM	04033V104	10295	105000	SH		Sole			105000
Armor Holdings	COM	042260109	32150	2473050	SH		Sole			2473050
BEA Systems	COM	073325102	55148	1115500	SH		Sole			1115500
"CSG Systems Intl, Inc."	COM	126349109	83752	1493900	SH		Sole			1493900
Clear Channel	COM	184502102	108119	1441592	SH		Sole			1441592
Conductus	COM	206784100	20343	1030000	SH		Sole			1030000
Connetics	COM	208192104	32039	2181355	SH		Sole			2181355
Convergent Communications	COM	211914403	408	51000	SH		Sole			51000
Ebenx Inc.	COM	278668108	953	45000	SH		Sole			45000
Espeed	COM	296643109	3996	92000	SH		Sole			92000
Healthsouth Corporation	COM	421924101	10844	1508781	SH		Sole			1508781
Hyperion Solutions	COM	44914M104	65870	2030667	SH		Sole			2030667
Infonautics	COM	456662105	831	190000	SH		Sole			190000
Lightspan Partnership	COM	53226T103	1953	355000	SH		Sole			355000
Microstrategy	COM	594972101	37248	1241600	SH		Sole			1241600
"Net Creations, Inc."	COM	64110N102	16983	370700	SH		Sole			370700
Net2Phone	COM	64108N106	1071	30000	SH		Sole			30000
Network Associates	COM	640938106	16890	828933	SH		Sole			828933
Parametric Technology Corp.	COM	699173100	13162	1196573	SH		Sole			1196573
Peapod	COM	704718105	9231	3045117	SH		Sole			3045117
Primus 	COM	74163Q100	67777	1506159	SH		Sole			1506159
Rational Software	COM	75409P202	245212	2638460	SH		Sole			2638460
SBA Communications	COM	78388J106	130110	2505123	SH		Sole			2505123
Tekelec	COM	879101103	8674	180000	SH		Sole			180000
Vicor Corp.	COM	925815102	110422	3171903	SH		Sole			3171903
Vitesse	COM	928497106	91814	1248104	SH		Sole			1248104
Wind River	COM	973149107	94326	2490463	SH		Sole			2490463
i3 Mobile Inc.	COM	465713105	1194	65000	SH		Sole			65000
REPORT SUMMARY 	30	DATA RECORDS	1447637		0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED